INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                           INA/PUTNAM SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS
                                December 31, 2001

                                    (Audited)







This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

_______________________________________________________________

Investors Life Insurance
Company of North America
Administrative Offices: Austin, TX



EP-17512V

                       Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America INA/Putnam Separate Account and the Board of Directors of Investors Life Insurance Company of North America.

In our opinion, the accompanying combined statement of net assets and the related individual statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America INA/Putnam Separate Account (the Separate Account) at December 31, 2001, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 15, 2002

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                        COMBINED STATEMENT OF NET ASSETS
                               DECEMBER 31, 2001
                                   (Audited)

ASSETS
Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS
Money Market
  320,293  qualified shares         ( Cost  $   320,293 )           $ 320,293
  670,735  non-qualified shares     ( Cost  $   670,735 )             670,735

High Yield Trust
    8,055  qualified shares         ( Cost  $   144,294 )              61,942
  159,438  non-qualified shares     ( Cost  $ 2,531,156 )           1,226,102

Equity Income Fund
    5,720  qualified shares         ( Cost  $    18,050 )              84,149
   47,522  non-qualified shares     ( Cost  $   556,612 )             699,054

Investors Trust
   41,982  qualified shares         (Cost   $   421,169 )             484,895
   70,491  non-qualified shares     (Cost   $   671,198 )             814,173

Income Fund
   18,260  qualified shares         (Cost   $   118,508 )             118,506
   29,864  non-qualified shares     (Cost   $   140,254 )             193,818

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market
5,400,662  non-qualified shares     (Cost   $ 5,400,662 )           5,400,662

Putnam Variable Trust Growth and Income
  151,808  non-qualified shares     (Cost   $ 2,755,494 )           3,576,588

Putnam Variable Trust Income (formerly
U.S. Government and High Quality Bond)
  114,486  non-qualified shares     (Cost   $ 1,527,281 )           1,448,250

Total Assets                                                      $15,099,167

NET ASSETS

Net Assets (Notes 3 and 7):

PUTNAM DIVISIONS
Money Market
   93,283  qualified accumulation units
                outstanding               ($ 3.4335720  per unit)   $ 320,293
  193,376  non-qualified accumulation
           units outstanding              ($ 3.4685520  per unit)     670,735

High Yield Trust
   10,315  qualified accumulation units
                 outstanding              ($ 6.0050890  per unit)      61,942
  213,900  non-qualified accumulation
           units outstanding              ($ 5.7321290  per unit)   1,226,102

Equity Income Fund
   10,097  qualified accumulation units
                 outstanding              ($ 8.3340730  per unit)      84,149
   83,114  non-qualified accumulation
           units outstanding              ($ 8.4107880  per unit)     699,054

Investors Trust
   44,172  qualified accumulation units
                 outstanding              ($10.9774400  per unit)     484,895
   80,496  non-qualified accumulation
           units outstanding              ($10.1144550  per unit)     814,173

Income Fund
   18,561  qualified accumulation units
                 outstanding              ($ 6.3846520  per unit)     118,506
   31,697  non-qualified accumulation
           units outstanding              ($ 6.1147200  per unit)     193,818

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market
1,889,944  non-qualified accumulation
           units outstanding              ($ 2.8575780  per unit)   5,400,662

Putnam Variable Trust Growth and Income
  460,258  non-qualified accumulation
           units outstanding              ($ 7.7708320  per unit)   3,576,588

Putnam Variable Trust Income
 (formerly U.S. Government and High
 Quality Bond)
  358,375  non-qualified accumulation
           units outstanding              ($ 4.0411590  per unit)   1,448,250

Net Assets                                                        $15,099,167

The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                         Money Market        Money Market
                                         Qualified           Non-Qualified
                                         (formerly Daily     (formerly Daily
                                         Dividend Trust)     Dividend Trust)

Investment Income:
Dividends                                $     12,930        $     27,575

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                3,121               6,638

Investment income (loss) - net                  9,809              20,937


Net realized capital gain distributions             0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                   54,574             113,279
Cost of shares sold                            54,574             113,279

Net realized gain (loss) on investments             0                   0

Change in unrealized appreciation
 (depreciation) in value of investments             0                   0

Net realized and unrealized gain
 (loss) on investments                              0                   0

Net Increase (Decrease) in Net Assets
 from Operations                         $      9,809        $    20,937

The accompanying notes are an integral part of these financial statements.



                                         High Yield          High Yield
                                         Trust               Trust
                                         Qualified           Non-Qualified

Investment Income:
Dividends                                $      8,761        $    150,154

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                  691              11,884

Investment income (loss) - net                  8,070             138,270


Net realized capital gain distributions             0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                   16,883             148,812
Cost of shares sold                            24,629             227,089

Net realized gain (loss) on investments        (7,746)            (78,277)

Change in unrealized appreciation
 (depreciation) in value of investments         1,214             (23,921)

Net realized and unrealized gain
 (loss) on investments                         (6,532)           (102,198)

Net Increase (Decrease) in Net Assets
 from Operations                         $      1,538        $    36,072

The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                         Equity              Equity
                                         Income Fund         Income Fund
                                         Qualified           Non-Qualified

Investment Income:
Dividends                                $      1,534        $     11,662

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                  907               6,652

Investment income (loss) - net                    627               5,010


Net realized capital gain distributions         1,002               8,328

Net realized gain (loss) on investments:
Proceeds from sale of shares                   17,681               6,681
Cost of shares sold                            17,509               6,529

Net realized gain (loss) on investments           172                 152

Change in unrealized appreciation
 (depreciation) in value of investments        (5,279)            (31,401)

Net realized and unrealized gain
 (loss) on investments                         (4,105)            (22,921)

Net Increase (Decrease) in Net Assets
 from Operations                         $     (3,478)       $    (17,911)

The accompanying notes are an integral part of these financial statements.


                                         Investors           Investors
                                         Trust               Trust
                                         Qualified           Non-Qualified
Investment Income:
Dividends                                $          0        $          0

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                5,510               8,473

Investment income (loss) - net                 (5,510)             (8,473)


Net realized capital gain distributions             0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                   98,334              13,926
Cost of shares sold                            87,993              17,580

Net realized gain (loss) on investments        10,341              (3,654)

Change in unrealized appreciation
 (depreciation) in value of investments      (190,437)           (268,138)

Net realized and unrealized gain
 (loss) on investments                       (180,096)           (271,792)

Net Increase (Decrease) in Net Assets
 from Operations                         $   (185,606)       $   (280,265)

The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                         Income              Income
                                         Fund                Fund
                                         Qualified           Non-Qualified
Investment Income:
Dividends                                $      6,938        $     11,398

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                1,147               1,881

Investment income (loss) - net                  5,791               9,517


Net realized capital gain distributions             0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                    6,628              12,507
Cost of shares sold                             6,606              12,155

Net realized gain (loss) on investments            22                 352

Change in unrealized appreciation
 (depreciation) in value of investments         2,005               3,194

Net realized and unrealized gain
 (loss) on investments                          2,027               3,546

Net Increase (Decrease) in Net Assets
 from Operations                         $      7,818        $     13,063

The accompanying notes are an integral part of these financial statements.

                                         Putnam
                                         Variable Trust
                                         Money Market
                                         Non-Qualified
Investment Income:
Dividends                                $    210,140

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)               51,856

Investment income - net                       158,284


Net realized capital gain distributions             0

Net realized gain (loss) on investments:
Proceeds from sale of shares                  354,848
Cost of shares sold                           354,848

Net realized gain (loss) on investments             0

Change in unrealized appreciation
 (depreciation) in value of investments             0

Net realized and unrealized gain
 (loss) on investments                              0

Net Increase (Decrease) in Net Assets
 from Operations                         $    158,284

The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                         Putnam Variable
                                         Trust Growth
                                         and Income
                                         Non-Qualified
Investment Income:
Dividends                                $     65,318

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)               37,023

Investment income (loss) - net                 28,295


Net realized capital gain distributions        45,596

Net realized gain (loss) on investments:
Proceeds from sale of shares                  319,086
Cost of shares sold                           324,827

Net realized gain (loss) on investments        (5,741)

Change in unrealized appreciation
 (depreciation) in value of investments      (355,297)

Net realized and unrealized gain
 (loss) on investments                       (315,442)

Net Increase (Decrease) in Net Assets
 from Operations                         $   (287,147)

The accompanying notes are an integral part of these financial statements.

                                         Putnam Variable
                                         Trust Income
                                         (formerly U.S.
                                         Govmnt & High
                                         Quality Bond)
                                         Non-Qualified
Investment Income:
Dividends                                $    103,466

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)               14,483

Investment income (loss) - net                 88,983


Net realized capital gain distributions             0

Net realized gain (loss) on investments:
Proceeds from sale of shares                  229,376
Cost of shares sold                           222,990

Net realized gain (loss) on investments         6,386

Change in unrealized appreciation
 (depreciation) in value of investments          (767)

Net realized and unrealized gain
 (loss) on investments                          5,619

Net Increase (Decrease) in Net Assets
 from Operations                         $     94,602

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

For Year Ended December 31, 2001


PUTNAM DIVISIONS
                                             Money Market       Money Market
                                             Qualified          Non-Qualified
                                             (formerly Daily    (formerly Daily
                                             Dividend Trust)    Dividend Trust)
Increase (Decrease) in net assets
 from Operations:
Investment income (loss) - net              $      9,809        $     20,937
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments                0                   0
Change in unrealized appreciation
 (depreciation) in value of investments                0                   0

Net increase (decrease) in net assets
 from operations                                   9,809              20,937


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                          (51,452)            (80,912)
Benefit payments to annuitants                         0             (25,730)

Net increase (decrease) from accumulation
 unit transactions                               (51,452)           (106,642)

Net Increase (Decrease) in Net Assets            (41,643)            (85,705)

Net Assets:
Net assets at December 31, 2000                  361,936             756,440

Net assets at December 31, 2001             $    320,293        $    670,735


Year Ended December 31, 2000

                                             Money Market       Money Market
                                             Qualified          Non-Qualified
                                             (formerly Daily    (formerly Daily
                                             Dividend Trust)    Dividend Trust)

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $     17,961        $     37,169
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments                0                   0
Change in unrealized appreciation
 (depreciation) in value of investments                0                   0

Net increase (decrease) in net assets
 from operations                                  17,961              37,169


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                          (24,904)            (88,051)
Benefit payments to annuitants                         0             (25,831)

Net increase (decrease) from accumulation
 unit transactions                               (24,904)           (113,882)

Net Increase (Decrease) in Net Assets             (6,943)            (76,713)

Net Assets:
Net assets at December 31, 1999                  368,879             833,153

Net assets at December 31, 2000             $    361,936        $    756,440

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

For Year Ended December 31, 2001
                                             High Yield         High Yield
                                             Trust              Trust
                                             Qualified          Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $      8,070        $    138,270
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments           (7,746)            (78,277)
Change in unrealized appreciation
 (depreciation) in value of investments            1,214             (23,921)

Net increase (decrease) in net assets
 from operations                                   1,538              36,072


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                          (16,191)           (134,061)
Benefit payments to annuitants                         0              (2,866)

Net increase (decrease) from accumulation
 unit transactions                               (16,191)           (136,927)

Net Increase (Decrease) in Net Assets            (14,653)           (100,855)

Net Assets:
Net assets at December 31, 2000                   76,595           1,326,957

Net assets at December 31, 2001               $   61,942        $  1,226,102


Year Ended December 31, 2000


                                             High Yield         High Yield
                                             Trust              Trust
                                             Qualified          Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $      9,365        $    169,487
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments          (10,558)            (96,296)
Change in unrealized appreciation
 (depreciation) in value of investments           (7,386)           (230,353)

Net increase (decrease) in net assets
 from operations                                  (8,579)           (157,162)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                          (22,609)           (449,175)
Benefit payments to annuitants                    (1,617)             (3,229)

Net increase (decrease) from accumulation
 unit transactions                               (24,226)           (452,404)

Net Increase (Decrease) in Net Assets            (32,805)           (609,566)

Net Assets:
Net assets at December 31, 1999                  109,400           1,936,523

Net assets at December 31, 2000             $     76,595        $  1,326,957

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

For Year Ended December 31, 2001
                                             Equity             Equity
                                             Income Fund        Income Fund
                                             Qualified          Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $        627        $      5,010
Realized capital gain distributions                1,002               8,328
Net realized gain (loss) on investments              172                 152
Change in unrealized appreciation
 (depreciation) in value of investments           (5,279)            (31,401)

Net increase (decrease) in net assets
 from operations                                  (3,478)            (17,911)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                          (10,726)                (30)
Benefit payments to annuitants                    (6,049)                  0

Net increase (decrease) from accumulation
 unit transactions                               (16,775)                (30)

Net Increase (Decrease) in Net Assets            (20,253)            (17,941)

Net Assets:
Net assets at December 31, 2000                  104,402             716,995

Net assets at December 31, 2001             $     84,149        $    699,054


Year Ended December 31, 2000

                                             Equity             Equity
                                             Income Fund        Income Fund
                                             Qualified          Non-Qualified
Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $        853        $      6,343
Realized capital gain distributions                  605               4,424
Net realized gain (loss) on investments              115              (2,847)
Change in unrealized appreciation
 (depreciation) in value of investments            9,700              70,746

Net increase (decrease) in net assets
 from operations                                  11,273              78,666


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                              (78)           (117,649)
Benefit payments to annuitants                    (5,026)                  0

Net increase (decrease) from
 accumulation unit transactions                   (5,104)           (117,649)

Net Increase (Decrease) in Net Assets              6,169             (38,983)

Net Assets:
Net assets at December 31, 1999                   98,233             755,978

Net assets at December 31, 2000             $    104,402        $    716,995

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

For Year Ended December 31, 2001
                                             Investors          Investors
                                             Trust              Trust
                                             Qualified          Non-Qualified
Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net               $    (5,510)       $     (8,473)
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments           10,341              (3,654)
Change in unrealized appreciation
 (depreciation) in value of investments         (190,437)           (268,138)

Net increase (decrease) in net assets
 from operations                                (185,606)           (280,265)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                          (84,560)               (272)
Benefit payments to annuitants                    (8,264)             (5,181)

Net increase (decrease) from accumulation
 unit transactions                               (92,824)             (5,453)

Net Increase (Decrease) in Net Assets           (278,430)           (285,718)

Net Assets:
Net assets at December 31, 2000                  763,325           1,099,891

Net assets at December 31, 2001             $    484,895        $    814,173


Year Ended December 31, 2000

                                             Investors          Investors
                                             Trust              Trust
                                             Qualified          Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $     (8,830)       $    (12,793)
Realized capital gain distributions               12,692              18,279
Net realized gain (loss) on investments           37,081             134,960
Change in unrealized appreciation
 (depreciation) in value of investments         (229,166)           (393,916)

Net increase (decrease) in net assets
 from operations                                (188,223)           (253,470)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                          (79,674)           (262,100)
Benefit payments to annuitants                   (12,777)             (8,974)

Net increase (decrease) from accumulation
 unit transactions                               (92,451)           (271,074)

Net Increase (Decrease) in Net Assets           (280,674)           (524,544)

Net Assets:
Net assets at December 31, 1999                1,043,999           1,624,435

Net assets at December 31, 2000             $    763,325        $  1,099,891

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

For Year Ended December 31, 2001
                                             Income             Income
                                             Fund               Fund
                                             Qualified          Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $      5,791        $      9,517
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments               22                 352
Change in unrealized appreciation
 (depreciation) in value of investments            2,005               3,194

Net increase (decrease) in net assets
 from operations                                   7,818              13,063


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                           (5,482)            (10,039)
Benefit payments to annuitants                         0                (587)

Net increase (decrease) from accumulation
 unit transactions                                (5,482)            (10,626)

Net Increase (Decrease) in Net Assets              2,336               2,437

Net Assets:
Net assets at December 31, 2000                  116,170             191,381

Net assets at December 31, 2001             $    118,506        $    193,818


Year Ended December 31, 2000

                                             Income             Income
                                             Fund               Fund
                                             Qualified          Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $      7,841        $     12,697
Realized capital gain distributions                    0                   0
Net realized gain (loss) on investments              124                 822
Change in unrealized appreciation
 (depreciation) in value of investments             (598)               (132)

Net increase (decrease) in net assets
 from operations                                   7,367              13,387


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0                   0
Net contract surrenders and
 transfers out (Note 3)                          (95,494)            (69,515)
Benefit payments to annuitants                         0                (573)

Net increase (decrease) from accumulation
 unit transactions                               (95,494)            (70,088)

Net Increase (Decrease) in Net Assets            (88,127)            (56,701)

Net Assets:
Net assets at December 31, 1999                  204,297             248,082

Net assets at December 31, 2000             $    116,170        $    191,381

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

 For Year Ended December 31, 2001

PUTNAM VARIABLE TRUST DIVISIONS
                                             Putnam
                                             Variable Trust
                                             Money
                                             Market
                                             Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $    158,284
Realized capital gain distributions                    0
Net realized gain (loss) on investments                0
Change in unrealized appreciation
 (depreciation) in value of investments                0

Net increase (decrease) in net assets
 from operations                                 158,284


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                           100,000
Net contract surrenders and
 transfers out (Note 3)                         (265,058)
Benefit payments to annuitants                   (38,064)

Net increase (decrease) from accumulation
 unit transactions                              (203,122)

Net Increase (Decrease) in Net Assets            (44,838)

Net Assets:
Net assets at December 31, 2000                5,445,500

Net assets at December 31, 2001             $  5,400,662


Year Ended December 31, 2000

                                             Putnam
                                             Variable Trust
                                             Money
                                             Market
                                             Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $    292,488
Realized capital gain distributions                    0
Net realized gain (loss) on investments                0
Change in unrealized appreciation
 (depreciation) in value of investments                0

Net increase (decrease) in net assets
 from operations                                 292,488


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                            88,240
Net contract surrenders and
 transfers out (Note 3)                       (1,393,594)
Benefit payments to annuitants                   (71,974)

Net increase (decrease) from accumulation
 unit transactions                            (1,377,328)

Net Increase (Decrease) in Net Assets         (1,084,840)

Net Assets:
Net assets at December 31, 1999                6,530,340

Net assets at December 31, 2000             $  5,445,500

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

For Year Ended December 31, 2001

                                             Putnam
                                             Variable Trust
                                             Growth and
                                             Income
                                             Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $     28,295
Realized capital gain distributions               45,596
Net realized gain (loss) on investments           (5,741)
Change in unrealized appreciation
 (depreciation) in value of investments         (355,297)

Net increase (decrease) in net assets
 from operations                                (287,147)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0
Net contract surrenders and
 transfers out (Note 3)                         (240,366)
Benefit payments to annuitants                   (13,537)

Net increase (decrease) from accumulation
 unit transactions                              (253,903)

Net Increase (Decrease) in Net Assets           (541,050)

Net Assets:
Net assets at December 31, 2000                4,117,638

Net assets at December 31, 2001             $  3,576,588


Year Ended December 31, 2000
                                             Putnam
                                             Variable Trust
                                             Growth and
                                             Income
                                             Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $     99,259
Realized capital gain distributions              306,784
Net realized gain (loss) on investments          (15,003)
Change in unrealized appreciation
 (depreciation) in value of investments         (128,808)

Net increase (decrease) in net assets
 from operations                                 262,232


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                            37,061
Net contract surrenders and
 transfers out (Note 3)                         (484,069)
Benefit payments to annuitants                   (14,484)

Net increase (decrease) from accumulation
 unit transactions                              (461,492)

Net Increase (Decrease) in Net Assets           (199,260)

Net Assets:
Net assets at December 31, 1999                4,316,898

Net assets at December 31, 2000             $  4,117,638

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

For Year Ended December 31, 2001
                                             Putnam Variable
                                             Trust Income
                                             (formerly U.S.
                                             Govmnt &
                                             High Quality
                                             Bond)
                                             Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $     88,983
Realized capital gain distributions                    0
Net realized gain (loss) on investments            6,386
Change in unrealized appreciation
 (depreciation) in value of investments             (767)

Net increase (decrease) in net assets
from operations                                   94,602


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0
Net contract surrenders and
 transfers out (Note 3)                         (174,353)
Benefit payments to annuitants                   (20,668)

Net increase (decrease) from accumulation
 unit transactions                              (195,021)

Net Increase (Decrease) in Net Assets           (100,419)

Net Assets:
Net assets at December 31, 2000                1,548,669

Net assets at December 31, 2001             $  1,448,250


Year Ended December 31, 2000
                                             Putnam Variable
                                             Trust Income
                                             (formerly U.S.
                                             Govmnt &
                                             High Quality
                                             Bond)
                                             Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $    102,571
Realized capital gain distributions                    0
Net realized gain (loss) on investments               73
Change in unrealized appreciation
 (depreciation) in value of investments            6,061

Net increase (decrease) in net assets
 from operations                                 108,705


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                 0
Net contract surrenders and
 transfers out (Note 3)                         (315,570)
Benefit payments to annuitants                   (18,528)

Net increase (decrease) from accumulation
 unit transactions                              (334,098)

Net Increase (Decrease) in Net Assets           (225,393)

Net Assets:
Net assets at December 31, 1999                1,774,062

Net assets at December 31, 2000             $  1,548,669

The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

Note 1. Organization
Investors Life Insurance Company of North America - INA/Putnam Separate Account (the"Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund, Putnam Money Market Fund and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 2001; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the year ended December 31, 2001 was $100,000. Payments for the year ended December 31, 2001 were $973,502 with respect to contract surrender benefits and $120,946 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.


Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

For the Year Ended December 31, 2001

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2001, and units outstanding at December 31, 2001 were as follows:

PUTNAM DIVISIONS
                                           Money Market         Money Market
                                            Qualified          Non-Qualified
                                         (formerly Daily      (formerly Daily
                                         Dividend Trust)      Dividend Trust)

Units outstanding at December 31, 2000      108,566              224,612
Units purchased and transfers in                  0                    0

Benefits, surrenders and transfers out      (15,283)             (31,236)

Units outstanding at December 31, 2001       93,283              193,376

                                            High Yield           High Yield
                                              Trust                Trust
                                            Qualified           Non-Qualified

Units outstanding at December 31, 2000       13,067              237,165

Units purchased and transfers in                  0                    0

Benefits, surrenders and transfers out       (2,752)             (23,265)

Units outstanding at December 31, 2001       10,315              213,900

                                             Equity               Equity
                                           Income Fund          Income Fund
                                            Qualified          Non-Qualified

Units outstanding at December 31, 2000       12,203               83,117

Units purchased and transfers in                  0                    0

Benefits, surrenders and transfers out       (2,106)                  (3)

Units outstanding at December 31, 2001       10,097               83,114

                                           Investors            Investors
                                             Trust                Trust
                                           Qualified          Non-Qualified

Units outstanding at December 31, 2000       51,786               80,991

Units purchased and transfers in                  0                    0

Benefits, surrenders and transfers out       (7,614)                (495)

Units outstanding at December 31, 2001       44,172               80,496

                                             Income               Income
                                              Fund                 Fund
                                            Qualified          Non-Qualified

Units outstanding at December 31, 2000       19,430               33,415

Units purchased and transfers in                  0                    0

Benefits, surrenders and transfers out         (869)              (1,718)

Units outstanding at December 31, 2001       18,561               31,697

PUTNAM VARIABLE TRUST DIVISION

                                            Putnam
                                         Variable Trust
                                          Money Market
                                         Non-Qualified

Units outstanding at December 31, 2000    1,963,132

Units purchased and transfers in             35,035

Benefits, surrenders and transfers out     (108,223)

Units outstanding at December 31, 2001    1,889,944

                                           Putnam
                                          Variable
                                        Trust Growth
                                         and Income
                                        Non-Qualified

Units outstanding at December 31, 2000      492,844

Units purchased and transfers in                  0

Benefits, surrenders and transfers out      (32,586)

Units outstanding at December 31, 2001      460,258

                                         Putnam Variable
                                          Trust Income
                                         (formerly U.S.
                                          Govmnt & High
                                          Quality Bond)
                                          Non-Qualified

Units outstanding at December 31, 2000      408,002

Units purchased and transfers in                  0

Benefits, surrenders and transfers out      (49,627)

Units outstanding at December 31, 2001      358,375

The  accumulation  units for the ten  subdivisions  include units  applicable to contract owners who are "on benefit annuitants." At December 31, 2001, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:
                                           Accumulation       Aggregate
                                           Units              Value
Money Market Non-Qualified
 (formerly Daily Dividend Trust)            98,731            $342,454
High Yield Trust Qualified                   4,817            $ 28,927
High Yield Trust Non-Qualified               5,962            $ 34,175
Equity Income Fund Qualified                 6,675            $ 55,630
Investors Trust Qualified                    7,696            $ 84,482
Investors Trust Non-Qualified                5,362            $ 54,234
Income Fund Non-Qualified                    1,160            $  7,093
Putnam Variable Trust Money
 Market, Non-Qualified                     141,416            $404,107
Putnam Variable Trust Growth and
 Income , Non-Qualified                     18,767            $145,835
Putnam Variable Trust Income
 (formerly U.S. Government and
 High Quality Bond) Non-Qualified           65,007            $262,704


                                           Monthly            Annuity
                                           Annuity Units      Unit Value
Money Market Non-Qualified
 (formerly Daily Dividend Trust)           1,980              $ 1.1418335
High Yield Trust Qualified                   255              $ 2.8796625
High Yield Trust Non-Qualified               136              $ 2.8399835
Equity Income Fund Qualified                 172              $ 2.9583333
Investors Trust Qualified                    312              $ 3.9082750
Investors Trust Non-Qualified                217              $ 2.2431455
Income Fund Non-Qualified                     23              $ 3.1728018
Putnam Variable Trust Money
 Market, Non-Qualified                     3,340              $ 1.3176090
Putnam Variable Trust Growth and
 Income , Non-Qualified                      505              $ 2.8165510
Putnam Variable Trust Income
 (formerly U.S. Government and
High Quality Bond) Non-Qualified           1,165              $ 1.8224774

INA/Putnam Separate Account

Note 8. Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2001

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the year ended December 31, 2001 were as follows:

PUTNAM DIVISIONS
Money Market
Qualified                          Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01    93,283   $ 3.4335720   $  320      0.80%        3.31%       2.51%
12/31/00   108,566   $ 3.3337880   $  362      0.80%        5.00%       4.20%
12/31/99   116,281   $ 3.1723080   $  369      0.80%        4.07%       3.27%
12/31/98   134,573   $ 3.0520108   $  411      0.80%        4.36%       3.56%
12/31/97   150,975   $ 2.9259776   $  442      0.80%        4.30%       3.50%

Money Market
Non-Qualified                      Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01   193,376   $ 3.4685520   $  671      0.80%        3.32%       2.52%
12/31/00   224,612   $ 3.3677630   $  756      0.80%        4.98%       4.18%
12/31/99   259,973   $ 3.2047680   $  833      0.80%        4.07%       3.27%
12/31/98   349,907   $ 3.0839499   $1,079      0.80%        4.36%       3.56%
12/31/97   422,789   $ 2.9568467   $1,250      0.80%        4.31%       3.51%

High Yield Trust
Qualified                          Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01    10,315   $ 6.0050890   $   62      0.80%       10.14%       1.78%
12/31/00    13,067   $ 5.8617320   $   77      0.80%        9.60%      -8.06%
12/31/99    16,803   $ 6.5107240   $  109      0.80%        9.18%       5.02%
12/31/98    35,048   $ 6.1727574   $  216      0.80%        8.59%      -7.36%
12/31/97    42,478   $ 6.7796667   $  288      0.80%        8.09%      10.86%

High Yield Trust
Non-Qualified                      Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01   213,900   $ 5.7321290   $1,226      0.80%       10.11%       2.43%
12/31/00   237,165   $ 5.5950780   $1,327      0.80%        9.62%      -8.18%
12/31/99   311,626   $ 6.2142540   $1,937      0.80%        9.02%       4.50%
12/31/98   331,566   $ 5.8922150   $1,954      0.80%        8.59%      -7.42%
12/31/97   353,118   $ 6.4696313   $2,285      0.80%        8.07%      10.82%

Equity Income Fund
Qualified                          Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01    10,097   $ 8.3340730   $   84      0.80%        1.35%      -3.07%
12/31/00    12,203   $ 8.5554690   $  104      0.80%        1.56%       9.99%
12/31/99    12,870   $ 7.6326810   $   98      0.80%        3.45%       0.29%
12/31/98    13,634   $ 7.6232515   $  104      0.80%        2.39%       9.20%
12/31/97    21,533   $ 6.8265226   $  147      0.80%        1.58%      18.81%

Equity Income Fund
Non-Qualified                      Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01    83,114   $ 8.4107880   $  699      0.80%        1.40%      -2.15%
12/31/00    83,117   $ 8.6263380   $  717      0.80%        1.57%       9.59%
12/31/99    98,218   $ 7.6969420   $  756      0.80%        3.47%       0.25%
12/31/98   102,352   $ 7.6852515   $  787      0.80%        3.01%       9.33%
12/31/97   102,595   $ 6.8841507   $  706      0.80%        1.59%      18.78%

Investors Trust
Qualified                          Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01    44,172   $10.9774400   $  485      0.80%        0.00%     -26.95%
12/31/00    51,786   $14.7399790   $  763      0.80%        0.00%     -17.05%
12/31/99    57,179   $18.2584280   $1,044      0.80%        0.00%      21.50%
12/31/98    77,934   $14.1630910   $1,104      0.80%        0.00%      24.64%
12/31/97    88,964   $10.5487116   $  938      0.80%        0.68%      23.93%

Investors Trust
Non-Qualified                      Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01    80,496   $10.1144550   $814        0.80%        0.00%     -26.46%
12/31/00    80,991   $13.5804090   $1,100      0.80%        0.00%     -15.85%
12/31/99    96,764   $16.7875980   $1,624      0.80%        0.00%      22.45%
12/31/98   119,546   $13.0216756   $1,557      0.80%        0.00%      25.37%
12/31/97   120,595   $ 9.6992871   $1,170      0.80%        0.70%      24.16%

Income Fund
Qualified                          Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01    18,561   $ 6.3846520   $  119      0.80%        4.84%       5.45%
12/31/00    19,430   $ 5.9788880   $  116      0.80%        6.11%       4.99%
12/31/99    36,458   $ 5.6036150   $  204      0.80%        5.37%      -2.53%
12/31/98    50,830   $ 5.7743644   $  294      0.80%        5.32%       2.23%
12/31/97    51,386   $ 5.6237580   $  289      0.80%        5.62%       6.05%

Income Fund
Non-Qualified                      Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01    31,697   $ 6.1147200   $  194      0.80%        4.85%       5.56%
12/31/00    33,415   $ 5.7273950   $  191      0.80%        5.95%       5.43%
12/31/99    46,215   $ 5.3680040   $  248      0.80%        5.37%      -2.64%
12/31/98    58,838   $ 5.5313887   $  325      0.80%        5.32%       2.22%
12/31/97    59,950   $ 5.3868860   $  323      0.80%        5.61%       5.99%

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust
Money Market
Non-Qualified                      Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01 1,889,944   $ 2.8575780   $5,401      0.80%        3.24%       2.44%
12/31/00 1,963,132   $ 2.7738840   $5,446      0.80%        4.96%       4.16%
12/31/99 2,473,443   $ 2.6401820   $6,530      0.80%        4.03%       3.23%
12/31/98 2,858,428   $ 2.5414909   $7,265      0.80%        4.30%       3.50%
12/31/97 3,237,391   $ 2.4385056   $7,894      0.80%        4.31%       3.51%

Putnam Variable Trust
Growth and Income
Non-Qualified                      Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01   460,258   $ 7.7708320   $3,577      0.80%        1.41%      -6.20%
12/31/00   492,844   $ 8.3548510   $4,118      0.80%        2.93%       5.62%
12/31/99   553,365   $ 7.8011770   $4,317      0.80%        2.04%       0.28%
12/31/98   596,576   $ 7.7540932   $4,626      0.80%        3.33%      11.37%
12/31/97   671,304   $ 6.7818495   $4,553      0.80%        2.36%      17.10%

Putnam Variable Trust Income
U.S. Government and High Quality Bond
Non-Qualified                      Net      Expenses as a  Investment
                       Unit        Assets   % of Average   Income       Total
           Units       Value       (000s)   Net Assets     Ratio        Return
12/31/01   358,375   $ 4.0411590   $1,448      0.80%        5.72%       5.23%
12/31/00   408,002   $ 3.7957380   $1,549      0.80%        6.06%       5.57%
12/31/99   500,055   $ 3.5477330   $1,774      0.80%        5.48%      -2.63%
12/31/98   523,878   $ 3.6565153   $1,916      0.80%        4.76%       5.89%
12/31/97   579,561   $ 3.4098784   $1,976      0.80%        5.31%       6.09%